Offerings	Jul. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2030
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,746,342,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,365.04
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Broadcom Inc.'s Registration Statement on Form S-3 (File No. 333-280715), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2032
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,745,275,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,201.60
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.200% Notes due 2035
Amount Registered | shares	2,500,000,000
Maximum Aggregate Offering Price	$ 2,490,925,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 381,360.62
Offering Note	See Offering Note 1.